Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of stock options granted	1,400,418	880,667
Exercise price of common stock granted	$ 6.75	$ 2.55
Number of common stock exercised	32,508
Number of common stock exercised, value	$ 34,000
Employees and Consultants [Member]
Number of stock options granted	1,400,418	880,667
Exercise price of common stock granted	$ 6.75	$ 2.55
Expiration period	5 years	5 years
Stock option vesting period	4 years	3 years
Fair value of stock options grants	$ 9,712,000	$ 1,781,000
Expense recognized relating to stock options	1,870,000
Unrecognized stock based compensation expense	$ 6,591,000	$ 418,000
Stock option, description	Expected to be recognized as part of operating expense through December 2021.